Schedule of Investments PIMCO Strategic Income Fund, Inc.	March 31, 2022 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 286.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 21.8%
Altar Bidco, Inc. 6.100% (LIBOR03M + 5.600%) due 02/01/2030 ~		$700	$693
Caesars Resort Collection LLC 3.207% (LIBOR03M + 2.750%) due 12/23/2024 ~		99	99
Carnival Corp. 4.000% (LIBOR03M + 3.250%) due 10/18/2028 ~		464	454
Enterprise Merger Sub, Inc. 4.207% (LIBOR03M + 3.750%) due 10/10/2025 ~		8,344	5,611
Forbes Energy Services LLC (7.000% PIK) 7.000% due 06/30/2022 «		65	0
Gateway Casinos & Entertainment Ltd.
8.750% (LIBOR03M + 8.000%) due 10/15/2027 ~		2,686	2,689
8.750% due 10/18/2027 «	CAD	588	471
Instant Brands Holdings, Inc. 5.750% (LIBOR03M + 5.000%) due 04/12/2028 ~		$2,771	2,591
Intelsat Jackson Holdings SA
4.920% due 02/01/2029		1,459	1,438
Lealand Finance Co. BV 3.457% (LIBOR03M + 3.000%) due 06/28/2024 «~		28	17
Lealand Finance Co. BV (1.475% Cash and 3.000% PIK) 4.475% (LIBOR03M + 1.000%) due 06/30/2025 ~(c)		185	90
NAC Aviation 29 DAC TBD% - 0.500% due 06/27/2022		1,000	635
Ortho-Clinical Diagnostics SA 3.235% (LIBOR03M + 3.000%) due 06/30/2025 ~		186	186
Promotora de Informaciones SA 6.000% (EUR003M + 6.000%) due 11/30/2022 ~	EUR	4,933	5,298
PUG LLC 3.957% (LIBOR03M + 3.500%) due 02/12/2027 ~		$16	15
Sequa Mezzanine Holdings LLC 7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		162	163
Sequa Mezzanine Holdings LLC (11.750% Cash) 11.750% (LIBOR03M + 10.750%) due 04/28/2024 ~		8,329	8,283
SkyMiles IP Ltd. 4.750% (LIBOR03M + 3.750%) due 10/20/2027 ~		3,100	3,209
Softbank Vision Fund 5.000% due 12/21/2025 «		1,862	1,862
Steenbok Lux Finco 1 SARL (10.000% PIK) 10.000% (LIBOR03M) due 12/31/2022 ~(c)	EUR	4,204	3,776
Steenbok Lux Finco 2 SARL (10.750% PIK) 10.750% (EUR003M) due 12/29/2022 ~(c)		4,505	4,329
Steenbok Lux Finco 2 SARL (7.875% PIK) 7.875% (EUR003M + 7.875%) due 12/29/2022 ~(c)		557	631
Syniverse Holdings, Inc. 6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		$5,778	5,631
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		3,266	3,120
Univision Communications, Inc. 3.750% (LIBOR03M + 2.750%) due 03/15/2024 ~		1,842	1,838
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029		6	2
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		17	17

Total Loan Participations and Assignments (Cost $55,641)			53,148

CORPORATE BONDS & NOTES 68.9%
BANKING & FINANCE 15.9%
Ally Financial, Inc. 8.000% due 11/01/2031		1	1
American Assets Trust LP 3.375% due 02/01/2031 (m)		600	565
Asteroid Private Merger Sub, Inc. 8.500% due 11/15/2029 (m)		2,400	2,332
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (m)	EUR	400	402
2.625% due 04/28/2025 (m)		2,100	2,195
3.625% due 09/24/2024 (m)		1,300	1,393
5.375% due 01/18/2028 •(m)		400	293
8.000% due 01/22/2030 •(m)		1,304	983
8.500% due 09/10/2030 •(m)		400	310

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

10.500% due 07/23/2029 (m)		1,360	1,108
Banco de Credito del Peru SA 4.650% due 09/17/2024	PEN	400	105
Bank of Nova Scotia 4.900% due 06/04/2025 •(i)(j)(m)		$1,811	1,816
Barclays PLC
6.375% due 12/15/2025 •(i)(j)(m)	GBP	200	272
7.125% due 06/15/2025 •(i)(j)(m)		900	1,247
BNP Paribas SA 4.625% due 02/25/2031 •(i)(j)(m)		$1,900	1,700
Corestate Capital Holding SA 3.500% due 04/15/2023 (m)	EUR	600	475
Country Garden Holdings Co. Ltd.
5.400% due 05/27/2025 (m)		$1,000	770
6.150% due 09/17/2025 (m)		200	156
Credit Suisse Group AG
6.375% due 08/21/2026 •(i)(j)(m)		600	594
7.500% due 07/17/2023 •(i)(j)(m)		200	204
Erste Group Bank AG 4.250% due 10/15/2027 •(i)(j)(m)	EUR	1,000	1,056
Essential Properties LP 2.950% due 07/15/2031 (m)		$100	88
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		2,650	2,624
GLP Capital LP 3.250% due 01/15/2032		100	91
Host Hotels & Resorts LP 2.900% due 12/15/2031		100	89
HSBC Holdings PLC
4.600% due 12/17/2030 •(i)(j)(m)		200	179
4.700% due 03/09/2031 •(i)(j)(m)		200	180
Huarong Finance Co. Ltd.
3.625% due 09/30/2030 (m)		1,000	880
4.500% due 05/29/2029 (m)		2,000	1,894
4.625% due 06/03/2026 (m)		200	196
4.750% due 04/27/2027 (m)		200	196
5.500% due 08/01/2023 «		1,970	0
8.500% due 10/15/2024 «		4,184	0
9.750% due 07/15/2025 «		4,167	0
MGM Growth Properties Operating Partnership LP
4.500% due 09/01/2026		100	101
5.750% due 02/01/2027		100	106
Natwest Group PLC
4.600% due 06/28/2031 •(i)(j)(m)		800	706
8.000% due 08/10/2025 •(i)(j)(m)		300	326
New Metro Global Ltd. 5.000% due 08/08/2022 (m)		200	185
Newmark Group, Inc. 6.125% due 11/15/2023		52	54
Pinnacol Assurance 8.625% due 06/25/2034 «(k)		2,600	3,042
Sabra Health Care LP 3.200% due 12/01/2031 (m)		600	536
Seazen Group Ltd. 6.450% due 06/11/2022 (m)		200	187
Societe Generale SA 7.375% due 10/04/2023 •(i)(j)(m)		200	204
Standard Chartered PLC 4.750% due 01/14/2031 •(i)(j)(m)		1,000	906
Tesco Property Finance PLC
5.411% due 07/13/2044 (m)	GBP	93	140
5.661% due 10/13/2041 (m)		97	151
5.744% due 04/13/2040		106	165
UBS Group AG 4.875% due 02/12/2027 •(i)(j)(m)		$2,100	2,031
UniCredit SpA 7.830% due 12/04/2023 (m)		2,240	2,382
Uniti Group LP
6.000% due 01/15/2030 (m)		2,738	2,470
7.875% due 02/15/2025 (m)		754	784

			38,870

INDUSTRIALS 44.9%
AA Bond Co. Ltd. 5.500% due 07/31/2050 (m)	GBP	2,500	3,438
Air Canada Pass-Through Trust 3.600% due 09/15/2028 (m)		$1,946	1,872
American Airlines Pass-Through Trust
3.000% due 04/15/2030 (m)		154	144
3.350% due 04/15/2031 (m)		973	935
3.700% due 04/01/2028 (m)		938	907
Boeing Co.
5.705% due 05/01/2040 (m)		586	657
5.805% due 05/01/2050 (m)		557	645
5.930% due 05/01/2060 (m)		878	1,017

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

6.125% due 02/15/2033 (m)		716	814
Bombardier, Inc. 7.125% due 06/15/2026 (m)		1,500	1,472
Broadcom, Inc.
3.137% due 11/15/2035 (m)		200	177
3.187% due 11/15/2036 (m)		1,110	966
3.419% due 04/15/2033		100	94
3.469% due 04/15/2034 (m)		200	186
3.500% due 02/15/2041 (m)		800	715
3.750% due 02/15/2051 (m)		300	270
4.150% due 11/15/2030 (m)		190	193
CDW LLC 3.569% due 12/01/2031 (m)		700	650
Cellnex Finance Co. SA 3.875% due 07/07/2041 (m)		1,400	1,140
CGG SA
7.750% due 04/01/2027 (m)	EUR	416	466
8.750% due 04/01/2027 (m)		$4,612	4,646
Charter Communications Operating LLC
3.500% due 06/01/2041 (m)		500	417
3.850% due 04/01/2061 (m)		300	242
3.900% due 06/01/2052 (m)		2,900	2,455
4.400% due 12/01/2061 (m)		4,700	4,108
4.800% due 03/01/2050 (m)		105	100
Community Health Systems, Inc. 8.000% due 03/15/2026 (m)		294	307
CVS Pass-Through Trust 7.507% due 01/10/2032 (m)		629	732
Energy Transfer LP 5.300% due 04/01/2044 (m)		100	103
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		2,108	1,019
Exela Intermediate LLC 11.500% due 07/15/2026		48	23
Ferroglobe PLC 9.375% due 12/31/2025 (k)(m)		1,400	1,439
Frontier Communications Holdings LLC 6.000% due 01/15/2030 (m)		706	654
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		1,710	795
HollyFrontier Corp. 4.500% due 10/01/2030 (m)		3,419	3,338
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		7,256	7,256
Las Vegas Sands Corp.
3.200% due 08/08/2024 (m)		100	96
3.500% due 08/18/2026 (m)		200	189
3.900% due 08/08/2029 (m)		300	275
Magallanes, Inc.
4.279% due 03/15/2032 (m)		800	805
5.050% due 03/15/2042 (m)		800	818
5.141% due 03/15/2052 (m)		1,300	1,333
5.391% due 03/15/2062 (m)		500	518
Mileage Plus Holdings LLC 6.500% due 06/20/2027 (m)		500	522
NCL Corp. Ltd. 5.875% due 02/15/2027 (m)		1,060	1,045
Nissan Motor Co. Ltd. 4.810% due 09/17/2030 (m)		6,000	5,960
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (c)		54	61
Oi Movel SA 8.750% due 07/30/2026 (m)		950	971
Oracle Corp.
3.850% due 04/01/2060 (m)		200	165
4.100% due 03/25/2061 (k)(m)		1,000	856
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025		11	11
Petroleos Mexicanos
2.750% due 04/21/2027 (m)	EUR	3,538	3,470
5.950% due 01/28/2031 (m)		$1,088	1,006
6.750% due 09/21/2047 (m)		2,996	2,441
6.950% due 01/28/2060 (m)		150	122
7.690% due 01/23/2050		60	52
Prosus NV
1.985% due 07/13/2033 (m)	EUR	500	442
3.061% due 07/13/2031 (m)		$1,100	915
3.680% due 01/21/2030 (m)		2,900	2,544
Rolls-Royce PLC
3.625% due 10/14/2025 (m)		200	194
4.625% due 02/16/2026 (m)	EUR	200	233
Sands China Ltd.
2.550% due 03/08/2027 (m)		$400	349
3.100% due 03/08/2029 (m)		400	342
3.250% due 08/08/2031 (m)		200	164
3.800% due 01/08/2026 (m)		400	380

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

4.375% due 06/18/2030 (m)		200	182
5.125% due 08/08/2025 (m)		200	199
5.400% due 08/08/2028 (m)		2,998	2,954
Santos Finance Ltd. 3.649% due 04/29/2031 (m)		500	468
Schenck Process Holding GmbH 6.875% due 06/15/2023 (m)	EUR	200	222
Spirit AeroSystems, Inc. 3.950% due 06/15/2023 (m)		$1,360	1,349
Studio City Finance Ltd. 5.000% due 01/15/2029 (m)		400	305
Syngenta Finance NV
5.182% due 04/24/2028 (m)		200	207
5.676% due 04/24/2048 (m)		3,209	3,463
T-Mobile USA, Inc.
3.400% due 10/15/2052 (m)		500	427
3.600% due 11/15/2060		100	86
Tencent Holdings Ltd.
3.680% due 04/22/2041 (m)		300	266
3.840% due 04/22/2051 (m)		1,200	1,043
3.940% due 04/22/2061 (m)		800	691
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		805	855
5.750% due 09/30/2039 (m)		2,026	2,230
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		49	49
Transocean, Inc.
7.250% due 11/01/2025 (m)		120	105
8.000% due 02/01/2027		38	32
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027 (m)		102	97
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (m)		4,154	3,963
UAL Pass-Through Trust 6.636% due 01/02/2024 (m)		712	712
United Airlines Pass-Through Trust 4.150% due 02/25/2033		80	81
Valaris Ltd. (8.250% Cash or 12.000% PIK)
8.250% due 04/30/2028 (c)(m)		1,960	2,033
8.250% due 04/30/2028 (c)		9	9
Vale Overseas Ltd. 6.875% due 11/21/2036 (m)		26	31
Vale SA 3.202% due 12/29/2049 «~(i)	BRL	50,000	5,368
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		$100	111
WESCO Aircraft HLDGS, Inc. 10.500% due 11/15/2026 «		10,599	11,156
Windstream Escrow LLC 7.750% due 08/15/2028		50	51

			109,416

UTILITIES 8.1%
DTEK Finance PLC (3.500% Cash and 3.500% PIK) 7.000% due 12/31/2027 (c)		2,325	517
FEL Energy SARL 5.750% due 12/01/2040 (m)		1,254	1,128
Gazprom Neft OAO Via GPN Capital SA 6.000% due 11/27/2023		5,600	1,960
NGD Holdings BV 6.750% due 12/31/2026 (m)		1,479	510
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		197	195
Oi SA 10.000% due 07/27/2025 (m)		3,220	2,443
Pacific Gas & Electric Co.
3.500% due 08/01/2050 (m)		574	464
3.750% due 08/15/2042 (m)		100	82
3.950% due 12/01/2047 (m)		300	249
4.000% due 12/01/2046 (m)		200	167
4.200% due 03/01/2029 (m)		1,300	1,280
4.200% due 06/01/2041 (m)		200	174
4.300% due 03/15/2045 (m)		950	811
4.450% due 04/15/2042 (m)		220	196
4.500% due 07/01/2040 (m)		708	646
4.550% due 07/01/2030 (m)		1,104	1,097
4.600% due 06/15/2043		100	89
4.750% due 02/15/2044 (m)		2,296	2,084
4.950% due 07/01/2050 (m)		765	724
Peru LNG SRL 5.375% due 03/22/2030 (m)		2,800	2,483
Rio Oil Finance Trust
9.250% due 07/06/2024 (m)		321	336
9.750% due 01/06/2027 (m)		553	611

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Southern California Edison Co. 4.875% due 03/01/2049 (m)		100	107
Talen Energy Supply LLC 7.250% due 05/15/2027 (m)		1,335	1,250
Transocean Poseidon Ltd. 6.875% due 02/01/2027		56	56

			19,659

Total Corporate Bonds & Notes (Cost $185,195)			167,945

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
Corestate Capital Holding SA 1.375% due 11/28/2022 (m)	EUR	700	668

Total Convertible Bonds & Notes (Cost $768)			668

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.8%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046		$100	99
3.487% due 06/01/2036		1,000	916
3.850% due 06/01/2050		1,000	963

			1,978

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		50	55
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035		15	17
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		55	59

			131

PUERTO RICO 0.3%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043		351	189
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021
0.000% due 07/01/2033 (g)		91	53
4.000% due 07/01/2033		70	69
4.000% due 07/01/2035		63	61
4.000% due 07/01/2037		54	52
4.000% due 07/01/2041		74	70
4.000% due 07/01/2046		77	73
Commonwealth of Puerto Rico General Obligation Notes, Series 2021
0.000% due 07/01/2024 (g)		36	33
5.250% due 07/01/2023		79	81

			681

WEST VIRGINIA 1.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (g)		25,300	2,463

Total Municipal Bonds & Notes (Cost $5,231)			5,253

U.S. GOVERNMENT AGENCIES 123.0%
Fannie Mae
1.120% due 12/25/2042 ~(a)		3,423	99
1.710% due 08/25/2054 ~(a)(m)		6,354	393
2.135% due 09/01/2028 •		2	2
2.320% due 12/01/2028 •		11	11
2.325% due 11/01/2027 •		8	8
2.451% due 02/25/2052 •(a)(m)		137,469	5,691
2.479% due 03/01/2032 •(m)		57	57
2.500% due 12/25/2027 (a)(m)		1,250	58
3.000% due 06/25/2050 (a)(m)		1,270	229
3.500% due 07/25/2036 (a)(m)		4,104	481
3.500% due 07/25/2042 - 12/25/2049 (a)		486	57
4.000% due 06/25/2050 (a)(m)		770	134
4.250% due 11/25/2024 (m)		76	76
4.500% due 07/25/2040 (m)		407	413
4.969% due 12/25/2042 ~		19	19
5.000% due 07/25/2037 (a)		634	90
5.000% due 01/25/2038 - 07/25/2038 (m)		3,077	3,284
5.080% due 02/25/2042 ~(m)		299	308
5.365% due 10/25/2042 ~		8	8
5.500% due 07/25/2024		1	2
5.500% due 11/25/2032 - 04/25/2035 (m)		3,497	3,727

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

5.543% due 10/25/2049 •(a)(m)	6,953	1,914
5.593% due 02/25/2049 •(a)	110	13
5.643% due 07/25/2050 ~(a)(m)	1,183	162
5.703% due 10/25/2042 ~	223	240
5.750% due 06/25/2033	13	14
5.807% due 08/25/2043 (m)	930	981
6.000% due 09/25/2031 (m)	96	103
6.000% due 01/25/2044	670	720
6.207% due 07/25/2029 ~	660	724
6.293% due 07/25/2041 •(a)(m)	553	72
6.500% due 06/25/2023 - 11/01/2047	1,974	2,155
6.500% due 09/25/2031 - 04/01/2037 (m)	536	578
6.850% due 12/18/2027	4	5
7.000% due 06/18/2027 - 01/01/2047	270	292
7.000% due 02/25/2035 - 03/25/2045 (m)	430	467
7.000% due 09/25/2041 ~	247	255
7.500% due 10/25/2022 - 03/25/2044	340	359
7.500% due 06/19/2041 ~	66	73
7.500% due 06/25/2044 (m)	256	279
7.700% due 03/25/2023	1	1
8.000% due 06/19/2041 ~	525	582
8.500% due 06/18/2027 - 06/25/2030	109	119
Fannie Mae, TBA 3.000% due 06/01/2040	20,000	19,495
Freddie Mac
0.000% due 02/25/2046 (b)(g)	640	538
0.100% due 02/25/2046 (a)	640	0
1.782% due 05/15/2038 ~(a)(m)	2,807	100
1.808% due 08/15/2036 ~(a)(m)	1,358	39
1.891% due 11/15/2038 ~(a)(m)	11,287	639
2.010% due 11/25/2045 ~(a)	5,336	522
2.262% due 12/01/2026 •	2	2
3.000% due 11/25/2050 - 01/25/2051 (a)(m)	10,541	1,535
3.500% due 05/25/2050 (a)(m)	600	111
4.200% due 11/15/2048 •(a)(m)	7,164	515
4.500% due 06/25/2050 (a)(m)	837	133
4.560% due 07/25/2032 ~	75	77
5.000% due 02/15/2024	1	1
5.500% due 04/01/2039 - 06/15/2041 (m)	2,530	2,763
5.543% due 04/25/2048 - 11/25/2049 •(a)(m)	31,634	6,131
5.607% due 10/25/2029 •	650	699
5.693% due 05/25/2050 •(a)(m)	806	126
6.000% due 12/15/2028 - 03/15/2035 (m)	989	1,069
6.000% due 04/15/2031 - 02/01/2034	39	41
6.500% due 09/15/2023 - 09/01/2047	1,871	2,081
6.500% due 10/15/2023 - 07/01/2037 (m)	1,721	1,870
6.500% due 09/25/2043 ~	37	43
6.900% due 09/15/2023	28	29
7.000% due 05/15/2023 - 10/25/2043	133	141
7.000% due 01/15/2024 - 02/25/2043 (m)	1,643	1,790
7.500% due 05/15/2024 - 03/01/2037 (m)	646	687
7.500% due 12/01/2025 - 02/25/2042	106	114
8.000% due 08/15/2022 - 04/15/2030	28	31
8.000% due 12/01/2026 (m)	45	47
8.007% due 12/25/2027 •	1,581	1,550
10.750% due 03/25/2025 •	217	220
Ginnie Mae
5.601% due 08/20/2049 - 09/20/2049 •(a)(m)	62,193	9,801
5.751% due 06/20/2047 •(a)(m)	6,499	912
6.000% due 04/15/2029 - 12/15/2038	38	40
6.000% due 07/15/2037 - 11/15/2038 (m)	536	577
6.500% due 11/20/2024 - 10/20/2038	25	25
6.500% due 04/15/2032 - 05/15/2032 (m)	201	215
7.000% due 04/15/2024 - 06/15/2026	14	15
7.500% due 06/15/2023 - 03/15/2029	254	256
7.500% due 04/15/2027 (m)	66	70
8.500% due 05/15/2022 - 02/15/2031	6	7
Ginnie Mae, TBA
3.500% due 05/01/2052 - 06/01/2052	2,500	2,504
4.000% due 04/01/2052	21,700	22,314
U.S. Small Business Administration
4.625% due 02/01/2025	24	24
5.510% due 11/01/2027	118	122
5.780% due 08/01/2027	6	7
5.820% due 07/01/2027	9	10
Uniform Mortgage-Backed Security
4.000% due 06/01/2047	8	8
4.000% due 09/01/2047 - 06/01/2048 (m)	7,009	7,224
4.500% due 09/01/2023 - 03/01/2028	21	22
4.500% due 04/01/2041 - 08/01/2041 (m)	132	139
6.000% due 12/01/2032 - 06/01/2040 (m)	2,460	2,735
6.000% due 12/01/2032 - 02/01/2033	42	44
6.500% due 09/01/2028 - 02/01/2038	561	609
6.500% due 10/01/2033 - 12/01/2036 (m)	318	352
8.000% due 12/01/2022 - 06/01/2032	91	92

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Uniform Mortgage-Backed Security, TBA
2.500% due 06/01/2052		8,600	8,173
3.000% due 05/01/2052		5,600	5,466
3.500% due 04/01/2052 - 06/01/2052		90,200	90,003
4.000% due 05/01/2052		77,200	78,535
Vendee Mortgage Trust
6.500% due 03/15/2029		53	54
6.750% due 02/15/2026 - 06/15/2026		34	36
7.500% due 09/15/2030		1,010	1,121

Total U.S. Government Agencies (Cost $307,918)			299,906

NON-AGENCY MORTGAGE-BACKED SECURITIES 25.1%
Adjustable Rate Mortgage Trust
2.741% due 07/25/2035 ~		225	223
2.773% due 08/25/2035 ~		190	187
Banc of America Mortgage Trust 2.556% due 02/25/2035 ~		6	6
Bancorp Commercial Mortgage Trust 4.147% due 08/15/2032 •(m)		3,054	3,028
BCAP LLC Trust 0.562% due 07/26/2036 ~		202	181
Bear Stearns ALT-A Trust 3.292% due 08/25/2036 ^~		224	139
Bear Stearns Commercial Mortgage Securities Trust
5.657% due 10/12/2041 ~		175	169
5.753% due 12/11/2040 ~		674	626
Citigroup Commercial Mortgage Trust 5.196% due 12/10/2049 ~		1,215	546
Citigroup Mortgage Loan Trust, Inc. 7.000% due 09/25/2033		1	1
Commercial Mortgage Loan Trust 6.027% due 12/10/2049 ~		1,144	189
Commercial Mortgage Trust 6.397% due 12/15/2038 •		1,380	1,357
Countrywide Alternative Loan Trust 0.877% due 07/25/2046 ^~		1,062	990
Countrywide Home Loan Mortgage Pass-Through Trust
1.097% due 03/25/2035 •		805	728
2.327% due 03/25/2046 ^•		1,068	736
2.688% due 08/25/2034 ~		213	211
Countrywide Home Loan Reperforming REMIC Trust
7.500% due 11/25/2034		344	355
7.500% due 06/25/2035 ^		67	69
Credit Suisse Commercial Mortgage Trust 5.457% due 02/15/2040 ~		2,175	252
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		258	258
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 03/25/2036 ^		758	198
Eurosail PLC
2.622% due 09/13/2045 •	GBP	1,582	1,977
3.272% due 09/13/2045 •		1,130	1,422
4.872% due 09/13/2045 •		960	1,254
Freddie Mac
7.599% due 10/25/2041 •(m)		$2,800	2,667
7.899% due 11/25/2041 •(m)		2,800	2,638
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •	EUR	962	943
GMAC Mortgage Corp. Loan Trust 2.805% due 08/19/2034 ~		$20	18
GS Mortgage Securities Corp. Trust 4.591% due 10/10/2032 ~		2,600	2,512
GSAA Home Equity Trust 6.000% due 04/01/2034		485	500
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043		1,380	1,509
7.500% due 06/19/2027 ~		14	14
8.000% due 09/19/2027 ~		334	324
GSR Mortgage Loan Trust
0.787% due 12/25/2034 •		108	104
6.500% due 01/25/2034		8	8
IM Pastor FTH 0.000% due 03/22/2043 •	EUR	274	269
J.P. Morgan Chase Commercial Mortgage Securities Trust 6.787% due 11/15/2038 •(m)		$2,200	2,178
JP Morgan Mortgage Trust
2.616% due 10/25/2036 ^~		808	732
5.500% due 06/25/2037 ^		30	30
LUXE Commercial Mortgage Trust 3.147% due 10/15/2038 •(m)		3,016	2,964
MASTR Adjustable Rate Mortgages Trust 2.986% due 10/25/2034 ~		409	405
MASTR Alternative Loan Trust
6.250% due 07/25/2036		258	187
6.500% due 03/25/2034		514	510

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

7.000% due 04/25/2034		21	21
MASTR Reperforming Loan Trust
7.000% due 05/25/2035		2,615	2,279
7.500% due 07/25/2035		1,323	1,184
MFA Trust 3.661% due 01/26/2065 ~		300	295
Morgan Stanley Resecuritization Trust 2.713% due 12/26/2046 ~(m)		7,470	6,699
NAAC Reperforming Loan REMIC Trust
7.000% due 10/25/2034 ^		598	573
7.500% due 03/25/2034 ^		1,744	1,692
7.500% due 10/25/2034 ^		1,794	1,727
Newgate Funding PLC
0.748% due 12/15/2050 •	EUR	1,420	1,505
0.998% due 12/15/2050 ~		1,420	1,476
RBSSP Resecuritization Trust
6.000% due 02/26/2037 ~		$2,428	1,720
6.250% due 12/26/2036 ~		5,247	2,451
Residential Accredit Loans, Inc. Trust 6.000% due 08/25/2035 ^		893	845
Residential Asset Mortgage Products Trust
8.500% due 10/25/2031		228	241
8.500% due 11/25/2031		639	442
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036 ^		2,315	1,597
WaMu Mortgage Pass-Through Certificates Trust 2.869% due 05/25/2035 ~		69	71
Washington Mutual Mortgage Pass-Through Certificates Trust
7.000% due 03/25/2034		59	61
7.500% due 04/25/2033		139	138
Wells Fargo Commercial Mortgage Trust 5.092% due 12/15/2039 ~		2,558	2,533

Total Non-Agency Mortgage-Backed Securities (Cost $62,944)			61,164

ASSET-BACKED SECURITIES 9.0%
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2022		200	4
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.982% due 11/25/2032 ^•		39	1
Bear Stearns Asset-Backed Securities Trust 0.500% due 09/25/2034 •		207	201
Conseco Finance Corp. 6.530% due 02/01/2031 ~		70	66
Conseco Finance Securitizations Corp. 7.960% due 05/01/2031		1,437	567
Countrywide Asset-Backed Certificates
0.657% due 06/25/2037 ^•(m)		1,623	1,690
0.717% due 12/25/2036 ^•(m)		2,185	2,134
Countrywide Asset-Backed Certificates Trust 2.107% due 11/25/2034 •(m)		2,297	2,149
Credit-Based Asset Servicing & Securitization LLC 4.689% due 12/25/2037 þ		32	32
ECAF Ltd. 4.947% due 06/15/2040		1,473	1,223
Elmwood CLO Ltd. 0.000% due 04/20/2034 ~		1,213	1,052
Encore Credit Receivables Trust 1.192% due 07/25/2035 •		576	564
Exeter Automobile Receivables Trust 0.000% due 05/15/2031 «(g)		7	3,849
Flagship Credit Auto Trust 0.000% due 12/15/2025 «(g)		12	1,344
Madison Park Funding Ltd. 0.000% due 07/27/2047 ~		500	325
Marlette Funding Trust
0.000% due 12/15/2028 «(g)		6	470
0.000% due 04/16/2029 «(g)		10	653
0.000% due 07/16/2029 «(g)		7	606
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		10,400	3,181
Oakwood Mortgage Investors, Inc. 0.627% due 06/15/2032 •		4	4
Residential Asset Mortgage Products Trust 8.500% due 12/25/2031		9	6
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(g)		5	1,798

Total Asset-Backed Securities (Cost $36,912)			21,919

SOVEREIGN ISSUES 6.8%
Argentina Government International Bond
0.500% due 07/09/2030 þ		647	200
1.000% due 07/09/2029		269	93
1.125% due 07/09/2035 þ		227	70
1.125% due 07/09/2035 þ(m)		904	260

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

1.125% due 07/09/2046 þ		115	36
1.450% due 08/13/2023 (m)	ARS	66,558	352
2.000% due 01/09/2038 þ(m)		$4,388	1,668
2.500% due 07/09/2041 þ(m)		1,880	668
Egypt Government International Bond 6.375% due 04/11/2031 (m)	EUR	1,600	1,520
Ghana Government International Bond
6.375% due 02/11/2027 (m)		$323	244
7.875% due 02/11/2035 (m)		388	272
Panama Government International Bond 4.500% due 04/16/2050 (m)		1,700	1,683
Peru Government International Bond 6.900% due 08/12/2037 (m)	PEN	10,700	2,880
Romania Government International Bond 2.000% due 04/14/2033 (m)	EUR	7,500	6,679
Venezuela Government International Bond
6.000% due 12/09/2049		$135	12
8.250% due 10/13/2024 ^(d)		13	1
9.250% due 09/15/2027 ^(d)		171	15

Total Sovereign Issues (Cost $21,022)			16,653

		SHARES
COMMON STOCKS 4.9%
COMMUNICATION SERVICES 1.3%
Clear Channel Outdoor Holdings, Inc. (e)		291,816	1,010
iHeartMedia, Inc. 'A' (e)		68,102	1,289
iHeartMedia, Inc. 'B' «(e)		52,880	901

			3,200

ENERGY 0.3%
Axis Energy Services 'A' «(e)(k)		422	6
Nobil Corp. (e)(k)		17,389	610
Valaris Ltd. (e)		1,412	73

			689

FINANCIALS 1.2%
Intelsat SA «(e)(k)		98,667	3,009

INDUSTRIALS 2.1%
Neiman Marcus Group Ltd. LLC «(e)(k)		32,851	5,094
Noble Corp. (e)		1,690	59
Westmoreland Mining Holdings «(e)(k)		70	0

			5,153

MATERIALS 0.0%
Associated Materials Group, Inc. «(e)		397,884	0

Total Common Stocks (Cost $11,766)			12,051

RIGHTS 0.0%
FINANCIALS 0.0%
Intelsat Jackson Holdings SA «		20,891	99

Total Rights (Cost $0)			99

WARRANTS 0.3%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		711	3

INFORMATION TECHNOLOGY 0.3%
Windstream Holdings LLC - Exp. 9/21/2055 «		28,052	683

Total Warrants (Cost $2,791)			686

PREFERRED SECURITIES 7.2%
FINANCIALS 7.1%
Capital Farm Credit ACA 5.000% due 03/15/2026 •(i)		1,300,000	1,287
Charles Schwab Corp. 4.000% due 12/01/2030 •(i)		100,000	90

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)	1,000,000	1,050
Nationwide Building Society 10.250% ~(m)	36,440	8,233
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(i)(m)	5,317,100	6,880

		17,540

INDUSTRIALS 0.1%
General Electric Co. 4.156% (US0003M + 3.330%) due 06/15/2022 ~(i)	139,000	134

Total Preferred Securities (Cost $17,325)		17,674

REAL ESTATE INVESTMENT TRUSTS 1.0%
REAL ESTATE 1.0%
CBL & Associates Properties, Inc.	2,011	66
Uniti Group, Inc.	73,539	1,012
VICI Properties, Inc.	44,227	1,259

Total Real Estate Investment Trusts (Cost $1,161)		2,337

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.2%
REPURCHASE AGREEMENTS (l) 2.7%		6,536

SHORT-TERM NOTES 0.1%
Future Diamond Ltd. 4.250% due 09/22/2022 (m)	$200	178

U.S. TREASURY BILLS 11.2%
0.466% due 04/19/2022 - 06/30/2022 (f)(g)(m)(o)	27,400	27,376

U.S. TREASURY CASH MANAGEMENT BILLS 2.2%
0.722% due 07/26/2022 (g)(h)(o)	5,400	5,387

Total Short-Term Instruments (Cost $39,487)		39,477

Total Investments in Securities (Cost $748,161)		698,980

Total Investments 286.7% (Cost $748,161)		$698,980
Financial Derivative Instruments (n)(p) (0.2)%(Cost or Premiums, net $9,195)		(448)
Other Assets and Liabilities, net (186.5)%		(454,747)

Net Assets 100.0%		$243,785

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Coupon represents a yield to maturity.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Axis Energy Services 'A'	07/01/2021	$6	$6	0.00%
Ferroglobe PLC9.375% due 12/31/2025	10/04/2021	1,354	1,439	0.59
Intelsat SA	06/19/2017 - 02/23/2022	6,774	3,009	1.23
Neiman Marcus Group Ltd. LLC	09/25/2020	1,058	5,094	2.09
Nobil Corp.	02/05/2021 - 02/27/2021	219	610	0.25
Oracle Corp.4.100% due 03/25/2061	06/17/2021 - 10/05/2021	1,111	856	0.35
Pinnacol Assurance8.625% due 06/25/2034	06/23/2014	2,600	3,042	1.25
Westmoreland Mining Holdings	03/26/2019	0	0	0.00

$13,122	$14,056	5.76%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.010%	03/31/2022	04/01/2022	$6,536	U.S. Treasury Bills 0.000% due 08/04/2022	$(6,667)	$6,536	$6,536

Total Repurchase Agreements	$(6,667)	$6,536	$6,536

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY	0.926%	12/07/2021	06/07/2022	$(1,540)	$(1,545)
BOM	0.630	01/11/2022	04/11/2022	(2,067)	(2,070)
BOS	0.340	03/14/2022	04/13/2022	(8,966)	(8,967)
0.780	03/17/2022	06/10/2022	(1,748)	(1,749)
BPS	(5.000)	08/19/2021	TBD(3)	EUR	(563)	(612)
(0.450)	02/11/2022	05/11/2022	(915)	(1,011)
(0.350)	01/19/2022	04/19/2022	(3,043)	(3,364)
0.360	02/04/2022	04/08/2022	$(1,384)	(1,385)
0.420	03/17/2022	04/21/2022	(7,837)	(7,838)
0.550	02/04/2022	04/08/2022	(1,862)	(1,863)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

	0.750	01/10/2022	10/11/2022		(12,554)	(12,575)
	0.750	03/10/2022	05/13/2022		(306)	(306)
	0.750	03/16/2022	06/16/2022		(5,153)	(5,154)
	0.750	03/31/2022	06/16/2022		(396)	(396)
	0.850	11/05/2021	TBD(3)	GBP	(941)	(1,238)
	0.900	03/23/2022	06/23/2022		$(5,460)	(5,461)
	1.100	03/29/2022	06/02/2022		(1,206)	(1,206)
	1.200	03/29/2022	06/02/2022		(10,219)	(10,220)
	1.220	03/22/2022	09/23/2022		(7,208)	(7,210)
	1.250	03/16/2022	09/16/2022		(3,950)	(3,953)
	1.430	03/21/2022	09/22/2022		(2,041)	(2,042)
	1.430	03/22/2022	09/23/2022		(1,154)	(1,154)
	1.520	03/07/2022	09/07/2022		(8,327)	(8,336)
BRC	(0.320)	11/05/2021	TBD(3)	EUR	(1,178)	(1,302)
	0.460	02/01/2022	05/04/2022		$(358)	(358)
	0.500	01/06/2022	04/06/2022		(2,474)	(2,477)
	0.600	03/18/2022	TBD(3)		(64)	(64)
	0.720	03/02/2022	05/06/2022		(205)	(205)
	0.750	03/18/2022	TBD(3)		(332)	(332)
	0.750	03/30/2022	TBD(3)		(1,613)	(1,613)
	0.870	03/10/2022	06/13/2022		(1,118)	(1,119)
	1.130	03/18/2022	04/22/2022		(7,755)	(7,758)
CEW	0.770	02/11/2022	05/13/2022		(5,964)	(5,971)
	0.830	02/09/2022	TBD(3)	GBP	(2,556)	(3,360)
	0.900	03/14/2022	04/14/2022		$(2,480)	(2,481)
CIB	0.340	03/14/2022	04/13/2022		(5,637)	(5,638)
	0.600	03/17/2022	06/16/2022		(194)	(194)
	0.800	03/07/2022	04/07/2022		(5,125)	(5,128)
	1.150	03/16/2022	06/16/2022		(1,683)	(1,684)
	1.150	03/17/2022	06/16/2022		(2,505)	(2,506)
	1.250	03/18/2022	06/16/2022		(4,575)	(4,578)
IND	0.650	03/09/2022	06/09/2022		(333)	(333)
	0.740	03/09/2022	06/09/2022		(871)	(872)
	1.120	03/17/2022	09/15/2022		(536)	(537)
JML	(4.000)	02/25/2022	TBD(3)	EUR	(963)	(1,061)
	(1.000)	02/18/2022	TBD(3)		(1,200)	(1,326)
	(0.500)	01/05/2022	04/05/2022		(203)	(224)
	(0.450)	01/05/2022	TBD(3)		(357)	(395)
	(0.400)	11/05/2021	TBD(3)		(1,888)	(2,085)
	(0.400)	02/25/2022	05/25/2022		(190)	(210)
	(0.380)	02/25/2022	05/25/2022		(5,886)	(6,509)
	(0.350)	02/11/2022	05/11/2022		(497)	(550)
	0.550	03/18/2022	05/06/2022		$(2,520)	(2,520)
	0.650	03/18/2022	05/06/2022		(2,755)	(2,756)
	0.950	02/25/2022	05/25/2022	GBP	(6,047)	(7,951)
JPS	0.550	03/28/2022	04/29/2022		$(2,040)	(2,040)
MEI	(5.500)	01/05/2022	04/06/2022	EUR	(336)	(367)
	(3.000)	01/05/2022	04/06/2022		(352)	(387)
	(0.300)	02/17/2022	04/06/2022		(393)	(434)
	0.850	02/17/2022	04/06/2022	GBP	(392)	(515)
	0.900	02/17/2022	04/06/2022		(196)	(258)
NOM	0.500	03/18/2022	TBD(3)		$(3,656)	(3,657)
	1.000	03/30/2022	07/05/2022		(906)	(906)
RDR	0.430	02/08/2022	04/11/2022		(1,488)	(1,489)
	0.850	03/22/2022	05/24/2022		(11,963)	(11,966)
SCX	(0.450)	02/01/2022	05/02/2022	EUR	(6,174)	(6,825)
	(0.410)	02/09/2022	08/08/2022		(423)	(468)
	(0.350)	02/01/2022	05/02/2022		(1,266)	(1,399)
SGY	0.500	03/30/2022	04/04/2022		$(2,081)	(2,081)
SOG	0.480	01/24/2022	04/29/2022		(1,860)	(1,862)
	0.490	02/01/2022	05/03/2022		(1,240)	(1,241)
	0.490	03/18/2022	TBD(3)		(448)	(448)
	0.500	10/01/2021	04/01/2022		(4,120)	(4,130)
	0.500	01/04/2022	04/04/2022		(649)	(650)
	0.500	03/18/2022	TBD(3)		(1,666)	(1,666)
	0.500	03/22/2022	04/19/2022		(666)	(666)
	0.550	10/26/2021	04/27/2022		(496)	(497)
	0.570	03/18/2022	TBD(3)		(1,035)	(1,035)
	0.580	03/18/2022	TBD(3)		(1,010)	(1,010)
	0.590	02/01/2022	05/03/2022		(147)	(147)
	0.600	03/18/2022	TBD(3)		(5,721)	(5,723)
	0.670	01/07/2022	07/06/2022		(662)	(663)
	0.760	04/04/2022	05/03/2022		(647)	(647)
	1.250	04/01/2022	06/30/2022		(3,669)	(3,669)
TDM	0.470	03/18/2022	TBD(3)		(2,309)	(2,310)
	0.500	03/18/2022	TBD(3)		(162)	(163)
UBS	0.510	01/05/2022	04/05/2022		(2,821)	(2,825)
	0.510	01/11/2022	04/05/2022		(2,162)	(2,165)
	0.510	01/14/2022	04/14/2022		(1,603)	(1,605)
	0.510	03/30/2022	04/05/2022		(769)	(769)
	0.520	01/25/2022	04/25/2022		(1,771)	(1,772)
	0.540	02/01/2022	05/02/2022		(362)	(362)
	0.580	02/01/2022	05/02/2022		(299)	(300)
	1.180	03/18/2022	06/17/2022		(3,170)	(3,171)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

				1.300			03/18/2022	06/17/2022	(2,190)		(2,191)

Total Reverse Repurchase Agreements											$(238,231)

SHORT SALES:
Description							Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA							2.000%	04/01/2037	$300	$(300)	$(292)
Uniform Mortgage-Backed Security, TBA							2.000	04/01/2052	1,950	(1,854)	(1,810)
Uniform Mortgage-Backed Security, TBA							2.500	05/01/2052	9,200	(8,783)	(8,760)

Total Short Sales (4.5)%										$(10,937)	$(10,862)

(m)	Securities with an aggregate market value of $253,772 and cash of $3,973 have been pledged as collateral under the terms of master agreements as of March 31, 2022.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2022 was $(220,438) at a weighted average interest rate of 0.382%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Boeing Co.	1.000%	Quarterly	06/20/2026	1.341%		$2,300	$(42)	$12	$(30)	$0	$0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.999	EUR	300	(26)	12	(14)	0	(1)

							$(68)	$24	$(44)	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

iTraxx Asia Ex-Japan 37 5-Year Index	1.000%	Quarterly		06/20/2027	$4,400		$(22)	$23	$1	$0	$(4)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	09/21/2052	GBP	6,100	$725	$594	$1,319	$0	$(68)
Receive )	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$13,100	435	368	803	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029		2,810	(113)	(107)	(220)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		4,570	(388)	7	(381)	15	0
Receive(	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		59,740	2,147	2,592	4,739	0	(285)
Pay (5)	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		47,860	1,942	(361)	1,581	3	(230)
Pay(5)	1-Day USD-SOFR Compounded-OIS	1.500	Annual	06/15/2052		17,900	(841)	(1,125)	(1,966)	152	0
Pay	1-Year BRL-CDI	12.015	Maturity	01/04/2027	BRL	39,700	0	197	197	21	0
Pay	3-Month CAD-Bank Bill	3.300	Semi-Annual	06/19/2024	CAD	11,200	624	(453)	171	6	0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		1,300	(183)	93	(90)	0	(7)
Receive	3-Month USD-LIBOR	0.250	Semi-Annual	12/18/2022		$101,000	49	899	948	0	(3)
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	06/17/2023		3,400	(76)	114	38	0	0
Receive	3-Month USD-LIBOR	0.500	Semi-Annual	12/15/2023		85,300	(4)	2,649	2,645	0	(6)
Receive	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2024		32,500	(1,241)	675	(566)	0	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2024		14,000	46	313	359	2	0
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	06/20/2025		8,400	399	(280)	119	2	0
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	01/20/2027		3,200	0	163	163	0	(2)
Receive	3-Month USD-LIBOR	1.360	Semi-Annual	02/15/2027		2,130	0	111	111	0	(1)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Receive	3-Month USD-LIBOR	1.450	Semi-Annual	02/17/2027		3,500	0	167	167	0	(2)
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	02/24/2027		1,000	0	50	50	0	0
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	02/24/2027		3,400	(12)	(120)	(132)	2	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		3,800	0	229	229	0	(4)
Receive	3-Month USD-LIBOR	1.370	Semi-Annual	08/25/2028		11,363	0	724	724	0	(10)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/15/2028		7,141	126	(522)	(396)	6	0
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	01/12/2029		2,365	0	135	135	0	(3)
Pay	3-Month USD-LIBOR	1.700	Semi-Annual	01/12/2029		8,600	(33)	(346)	(379)	10	0
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		65,000	5,159	(2,129)	3,030	216	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	12/18/2029		4,500	(68)	(214)	(282)	7	0
Receive	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		4,805	28	501	529	0	(12)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/15/2031		12,200	(187)	811	624	0	(34)
Receive	3-Month USD-LIBOR	1.350	Semi-Annual	02/03/2032		60,700	(455)	5,816	5,361	0	(269)
Receive	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		4,400	(32)	299	267	0	(39)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	01/22/2050		4,100	(10)	476	466	0	(34)
Receive	3-Month USD-LIBOR	1.875	Semi-Annual	02/07/2050		1,400	(5)	128	123	0	(12)
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	12/11/2050		17,500	36	4,154	4,190	0	(184)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	12/16/2050		9,000	909	1,085	1,994	0	(63)
Receive	3-Month USD-LIBOR	1.450	Semi-Annual	04/07/2051		3,500	0	598	598	0	(31)
Pay	3-Month USD-LIBOR	1.650	Semi-Annual	04/08/2051		2,100	0	(266)	(266)	19	0
Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	149,000	(3)	(286)	(289)	53	0
Pay	6-Month CZK-PRIBOR	1.800	Annual	05/17/2026	CZK	146,800	0	(658)	(658)	1	0
Receive	6-Month EUR-EURIBOR	0.260	Annual	09/06/2024	EUR	15,100	2	131	133	0	(13)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		3,500	303	227	530	0	(35)
Pay	6-Month HUF-BBR	2.121	Annual	05/17/2026	HUF	2,037,400	0	(910)	(910)	24	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	59,400	7	(104)	(97)	1	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023		39,200	(1)	(67)	(68)	1	0
Receive	28-Day MXN-TIIE	8.320	Lunar	03/30/2023		99,300	0	(3)	(3)	0	(3)

							$9,285	$16,355	$25,640	$545	$(1,350)

Total Swap Agreements							$9,195	$16,402	$25,597	$545	$(1,355)

(o)	Securities with an aggregate market value of $4,421 and cash of $8,633 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2022.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

BOA		04/2022		GBP	511		$666		$0		$(6)
		04/2022		HUF	121,595		352		0		(14)
		04/2022			$553		EUR	502	2		0
		04/2022			6		HUF	2,231	0		0
		06/2022		PEN	705		$169		0		(21)
		07/2022			$205		PEN	825	17		0
BPS		04/2022		CAD	442		$349		0		(5)
		04/2022		EUR	2,547		2,761		0		(56)
		04/2022		HUF	138,085		401		0		(14)
		04/2022			$560		EUR	501	0		(5)
		04/2022			245		GBP	185	0		(2)
		05/2022		ZAR	673		$43		0		(3)
		06/2022			1,185		76		0		(4)

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

	08/2022	MXN	2,567		117	0	(9)
	08/2022	ZAR	1,062		67	0	(5)
	11/2022		961		60	0	(5)
BRC	04/2022		$550	GBP	414	0	(6)
	11/2022	ZAR	697		$43	0	(3)
CBK	04/2022	BRL	4,474		944	5	0
	04/2022	PEN	562		140	0	(13)
	04/2022		$855	BRL	4,474	85	0
	04/2022		151	PEN	562	2	0
	05/2022	MXN	740		$36	0	(1)
	05/2022		$175	PEN	715	19	0
	06/2022	CZK	7,446		$325	0	(10)
	06/2022		$185	PEN	705	5	0
	08/2022	PEN	12,084		$3,202	0	(45)
	11/2022		$110	PEN	435	6	0
	12/2022	PEN	705		$182	0	(5)
	12/2022		$886	PEN	3,716	101	0
	03/2023	PEN	562		$145	0	(3)
GLM	04/2022	BRL	4,474		903	0	(37)
	04/2022	HUF	108,657		302	0	(24)
	04/2022		$944	BRL	4,474	0	(5)
	05/2022		896		4,474	36	0
	05/2022	ZAR	1,742		$110	0	(9)
	06/2022		$77	ZAR	1,185	3	0
HUS	04/2022	EUR	3,345		$3,686	0	(14)
	04/2022	GBP	608		803	5	(1)
	04/2022		$2,216	EUR	2,008	5	0
	04/2022		1,090	GBP	831	2	0
	05/2022		133	EUR	120	0	0
IND	04/2022		24	HUF	7,817	0	0
JPM	06/2022	CZK	4,740		$205	0	(8)
MYI	04/2022		$18,361	EUR	16,489	0	(120)
	05/2022	EUR	16,489		$18,377	121	0
RYL	08/2022		$114	ZAR	1,884	13	0
SCX	04/2022	EUR	13,608		$15,304	250	0
	04/2022	GBP	4,974		6,676	142	0
	05/2022		4,663		6,138	14	0
	11/2022	PEN	140		34	0	(3)
SOG	05/2022		$108	ZAR	1,649	5	0
	06/2022	CZK	6,722		$282	0	(20)

Total Forward Foreign Currency Contracts						$838	$(476)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 03/31/2022

Investments in Securities, at Value
Loan Participations and Assignments				$0	$50,798	$2,350	$53,148
Corporate Bonds & Notes
Banking & Finance				0	35,828	3,042	38,870
Industrials				0	92,892	16,524	109,416
Utilities				0	19,659	0	19,659
Convertible Bonds & Notes
Banking & Finance				0	668	0	668
Municipal Bonds & Notes
California				0	1,978	0	1,978
Illinois				0	131	0	131
Puerto Rico				0	681	0	681
West Virginia				0	2,463	0	2,463
U.S. Government Agencies				0	299,906	0	299,906
Non-Agency Mortgage-Backed Securities				0	61,164	0	61,164
Asset-Backed Securities				0	13,199	8,720	21,919
Sovereign Issues				0	16,653	0	16,653
Common Stocks
Communication Services				2,299	0	901	3,200
Energy				683	0	6	689
Financials				0	0	3,009	3,009
Industrials				0	59	5,094	5,153
Rights
Financials				0	0	99	99
Warrants
Financials				0	0	3	3
Information Technology				0	0	683	683
Preferred Securities
Financials				0	17,540	0	17,540
Industrials				0	134	0	134
Real Estate Investment Trusts
Real Estate				2,337	0	0	2,337
Short-Term Instruments
Repurchase Agreements				0	6,536	0	6,536
Short-Term Notes				0	178	0	178
U.S. Treasury Bills				0	27,376	0	27,376
U.S. Treasury Cash Management Bills				0	5,387	0	5,387

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Total Investments					$5,319	$653,230	$40,431		$698,980

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(10,862)	$0		$(10,862)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0	545	0		545
Over the counter					0	838	0		838

					$0	$1,383	$0		$1,383
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0	(1,355)	0		(1,355)
Over the counter					0	(476)	0		(476)

					$0	$(1,831)	$0		$(1,831)

Total Financial Derivative Instruments					$0	$(448)	$0		$(448)

Totals					$5,319	$641,920	$40,431		$687,670

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2022:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2022	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2022 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,996	$2,367	$(252)	$3	$(72)	$(99)	$0	$(2,593)	$2,350	$(1)
Corporate Bonds & Notes
Banking & Finance	3,320	0	0	0	0	(278)	0	0	3,042	(278)
Industrials	0	11,030	(167)	(1)	0	127	5,535	0	16,524	127
Asset-Backed Securities	5,781	4,206	0	0	0	(1,266)	0	0	8,721	(1,266)
Common Stocks
Affiliated Investments	3,630	0	0	0	0	1,464	0	0	5,094	1,464
Communication Services	1,281	0	0	0	0	(380)	0	0	901	(381)
Energy	0	6	0	0	0	0	0	0	6	0
Financials	0	6,774	0	0	0	(3,765)	0	0	3,009	(3,765)
Materials	2,817	0	(2,739)	0	212	(290)	0	0	0	0
Rights
Financials	0	0	0	0	0	100	0	0	100	100
Warrants
Financials	0	2,726	0	0	(65)	(2,658)	0	0	3	(2,658)
Information Technology	626	0	0	0	0	56	0	0	682	57

Totals	$20,451	$27,109	$(3,158)	$2	$75	$(6,989)	$5,535	$(2,593)	$40,432	$(6,601)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
								(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2022	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average%

Investments in Securities, at Value
Loan Participations and Assignments		$1,862	Recent Transaction			Purchase Price			100.000	—
		488	Third Party Vendor			Broker Quote			62.500 - 100.250	—
Corporate Bonds & Notes
Banking & Finance		3,042	Discounted Cash Flow			Discount Rate			5.760	—
Industrials		11,156	Discounted Cash Flow			Discount Rate			9.037	—
		5,368	Reference Instrument			Weighted Average			BRL52.705	—
Asset-Backed Securities		1,344	Discounted Cash Flow			Discount Rate			8.000	—
		7,376	Proxy Pricing			Base Price			6,724.141 - 56,864.1	—
Common Stocks
Affiliated Investments		5,094	Discounted Cash Flow			Discount Rate			11.500	—
Communication Services		901	Stock Price w/Liquidity Discount			Liquidity Discount			10.000	—
Energy		6	Other Valuation Techniques(2)			-			-	—
Financials		3,009	Other Valuation Techniques(2)			-			-	—
Rights
Financials		100	Other Valuation Techniques(2)			-			-	—
Warrants
Financials		3	Other Valuation Techniques(2)			-			-	—
Information Technology		683	Comparable Companies/Discounted Cash Flow			EBITDA Multiple			X5.590	—

Schedule of Investments PIMCO Strategic Income Fund, Inc. (Cont.)	March 31, 2022 (Unaudited)

Total	$40,432

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2022 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Notes to Financial Statements (Cont.)

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2022, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOM	Bank of Montreal	HUS	HSBC Bank USA N.A.	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SGY	Societe Generale, NY
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	TDM	TD Securities (USA) LLC
CEW	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UBS	UBS Securities LLC
CIB	Canadian Imperial Bank of Commerce	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	PEN	Peruvian New Sol
BRL	Brazilian Real	GBP	British Pound	USD (or $)	United States Dollar
CAD	Canadian Dollar	HUF	Hungarian Forint	ZAR	South African Rand
CZK	Czech Koruna	MXN	Mexican Peso

Index/Spread Abbreviations:
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR03M	3 Month USD-LIBOR	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.

Other Abbreviations:
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	TBA	To-Be-Announced
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD	To-Be-Determined
CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	PIK	Payment-in-Kind
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PRIBOR	Prague Interbank Offered Rate